Related Party Transactions - Schedule of the Amounts Due from/to Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Amounts due from related parties
Total	¥ 148,560	$ 23,312	¥ 64,802
Less: expected credit loss provision	(393)		(299)
Amounts due to related parties
Total	216,128	$ 33,915	95,457
JOYY Inc [Member]
Amounts due from related parties
Total	27,817		4,913
Tencent Holdings Limited [Member]
Amounts due from related parties
Total	108,686		59,832
Amounts due to related parties
Total	177,452		85,304
Other Related Party [Member]
Amounts due from related parties
Total	12,450		356
Amounts due to related parties
Total	¥ 38,676		¥ 10,153